CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment [ ] Amendment Number : ________

This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: WS Capital Management, L.P.
Address: 300 Crescent Court, Suite 880
Dallas, Texas 75201

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Reid S. Walker
Title: Member of WS Capital, L.L.C., general partner of WS Capital Management, L.P.
Phone: (214) 756-6056

Contact Person: Joseph I. Worsham, II

Signature, Place and Date of Signing:

(Signature)	Dallas, Texas (City, State)	November 14, 2003 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	4
Form 13F Information Table Value Total:	$5,185 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F Information Table

Column 1:	Column 2:	Column 3:	Column 4:	Column 5:			Column 6	Column 7:	Column 8: Voting Authority		
Name of Issuer	Title of Class	CUSIP Number	Fair Market Value (x $1,000)	Shares or Principal Amount	SH/PRN	Put/Call	Investment Discretion	Other Managers	Sole	Shared	None
BIOLASE TECHNOLOGY INC	COM	090911958	228	20,000	SH	PUT	SHARED[1]			20,000	
BIOLASE TECHNOLOGY INC	COM	090911108	285	25,000	SH		SHARED[1]			25,000	
CONCEPTUS INC	COM	206016107	2,016	153,900	SH		SHARED[1]			153,900	
PRE PAID LEGAL SVCS INC	COM	740065107	2,656	113,400	SH		SHARED[1]			113,400	

(1) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, which is composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P. and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, which is composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P. and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.